RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 9,787,196	$ 15,103,290
Operating limited partnership rents received in advance	13,134	155
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(8,810,810)	(9,530,240)
Other	14,169,885	8,210,250
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(6,894,299)	(8,901,790)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,514,249)	(2,914,770)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,573,039)	(17,518,111)
Income (loss) for tax return purposes	(7,822,182)	(15,551,216)
Series Twenty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(6,894)	65,321
Operating limited partnership rents received in advance	50	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(22,179)	24,843
Other	733,304	522,385
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(41,124)	(106,474)
Excess of tax depreciation over book depreciation on operating limited partnership assets	401	(17,784)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,657)	(131,295)
Income (loss) for tax return purposes	645,901	356,996
Series Twenty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	9,244	(44,938)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(250,346)	(139,128)
Other	0	18,446
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(39,102)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(33,177)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	951,647	1,060
Income (loss) for tax return purposes	710,545	(236,839)
Series Twenty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(59,412)	(72,794)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,212	29,208
Other	2	547,008
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(61,031)	(45,959)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,871)	(19,546)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,333)	(31,291)
Income (loss) for tax return purposes	(126,433)	406,626
Series Twenty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	943,256	402,128
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,156,287)	37,362
Other	(225,288)	60,716
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(36,752)	(159,714)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(29,857)	(28,172)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(320,484)	(703,528)
Income (loss) for tax return purposes	(825,412)	(391,208)
Series Twenty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	21,331	(75,371)
Operating limited partnership rents received in advance	777	(358)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	(18,366)	30,366
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(164,872)	(185,148)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(35,635)	(52,400)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,573)	(10,228)
Income (loss) for tax return purposes	(306,338)	(293,139)
Series Twenty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	34,406	(51,336)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	65,984
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(112,755)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(61,003)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	151,588	(6,578)
Income (loss) for tax return purposes	185,994	(165,688)
Series Twenty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(35,421)	(126,723)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	1,333,631	708
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(366,786)	(500,992)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(91,645)	(102,807)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(113,791)	(11,559)
Income (loss) for tax return purposes	725,988	(741,373)
Series Twenty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	3,225,133	2,675,164
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	5,285,281	3,509,504
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,997)	(164,034)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(35,980)	106,695
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,477,575)	(2,896,130)
Income (loss) for tax return purposes	4,873,862	3,231,199
Series Twenty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(69,919)	(64,444)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	194,238	87,980
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(195,312)	(198,898)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(74,586)	(70,559)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(12,139)	(10,783)
Income (loss) for tax return purposes	(157,718)	(256,704)
Series Twenty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	203,747	(173,797)
Operating limited partnership rents received in advance	0	8,486
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	80,369	(99,313)
Other	(129,500)	97,387
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(282,525)	(531,118)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(84,435)	(111,292)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(361,500)	217,422
Income (loss) for tax return purposes	(573,844)	(592,225)
Series Thirty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	240,789	(103,851)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(21,019)	69,684
Other	782,386	21,360
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(144,991)	(187,074)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(84,171)	(104,590)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(228,100)	(285,411)
Income (loss) for tax return purposes	544,894	(589,882)
Series Thirty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(75,968)	698,887
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	452,761	1,772,400
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(508,072)	(497,487)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(104,750)	(120,866)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(50,514)	(879,687)
Income (loss) for tax return purposes	(286,543)	973,247
Series Thirty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	1,576,107	374,024
Operating limited partnership rents received in advance	0	(1,053)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,847,595)	(593,524)
Other	(189,392)	76,514
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(529,903)	(529,907)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(113,242)	(148,783)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(971,004)	(580,023)
Income (loss) for tax return purposes	(2,075,029)	(1,402,752)
Series Thirty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	121,295	(94,282)
Operating limited partnership rents received in advance	0	3,591
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	62,127	(834,408)
Other	(59,893)	116,153
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(166,677)	(297,842)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(106,881)	(122,731)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(215,225)	(5,328)
Income (loss) for tax return purposes	(365,254)	(1,234,847)
Series Thirty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(73,012)	556,742
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(381,229)	(248,259)
Other	40,711	(1,066,168)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(131,700)	(136,875)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,604)	(70,296)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,107)	(647,142)
Income (loss) for tax return purposes	(695,941)	(1,611,998)
Series Thirty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	2,587,521	2,641,797
Operating limited partnership rents received in advance	0	2,642
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(551,982)	(1,942,253)
Other	2,508,317	1,264,928
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(28,464)	(40,749)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,415)	(79,294)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,352,191)	(2,304,632)
Income (loss) for tax return purposes	1,142,786	(457,561)
Series Thirty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(60,762)	2,482,508
Operating limited partnership rents received in advance	2,778	(1,519)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(767,505)	(525,031)
Other	21,740	889,821
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(105,544)	(131,250)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(29,474)	(29,683)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(64,237)	(2,582,560)
Income (loss) for tax return purposes	(1,003,004)	102,286
Series Thirty Seven [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	90,852	2,213,042
Operating limited partnership rents received in advance	11,662	(6,374)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,530,566)	(457,692)
Other	1,023,999	1,380,551
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(71,171)	(141,806)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(20,612)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(812,963)	(1,854,291)
Income (loss) for tax return purposes	(1,288,187)	1,112,818
Series Thirty Eight [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(46,425)	3,212,273
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,497,751)	(504,647)
Other	1,088,875	2,040,553
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(60,830)	(144,427)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(115,819)	(112,811)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(709,313)	(2,730,241)
Income (loss) for tax return purposes	(1,341,263)	1,760,700
Series Thirty Nine [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(48,069)	1,554,531
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(933,785)	(620,973)
Other	0	(1,571,550)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(13,393)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(13,019)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(918,718)	(1,069,742)
Income (loss) for tax return purposes	(1,900,572)	(1,734,146)
Series Forty [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	454,012	(79,129)
Operating limited partnership rents received in advance	(171)	(2,549)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(270,989)	(178,258)
Other	196,272	(2,082,251)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(529,771)	(695,283)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(137,534)	(115,566)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(444,218)	(158,655)
Income (loss) for tax return purposes	(732,399)	(3,311,691)
Series Forty One [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	814,281	(137,219)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(392,649)	124,592
Other	278,963	(176,849)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(453,901)	(535,125)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(141,798)	(207,789)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(593,397)	(202,362)
Income (loss) for tax return purposes	(488,501)	(1,134,752)
Series Forty Two [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	265,175	(199,189)
Operating limited partnership rents received in advance	(1,477)	240
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(2,141,040)
Other	(15,484)	124,991
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(579,351)	(678,898)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(119,125)	(215,303)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(547,917)	(67,226)
Income (loss) for tax return purposes	(998,179)	(3,176,425)
Series Forty Three [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	349,598	(246,031)
Operating limited partnership rents received in advance	(485)	(323)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	143,797	(2,289,322)
Other	239,450	(137,271)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(638,082)	(749,824)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(139,389)	(195,524)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(961,052)	186,238
Income (loss) for tax return purposes	(1,006,163)	(3,432,057)
Series Forty Four [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(227,804)	(231,517)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	231,224	239,076
Other	491,352	(62,471)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(407,845)	(596,043)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(294,302)	(295,249)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(87,589)	(128,192)
Income (loss) for tax return purposes	(294,964)	(1,074,396)
Series Forty Five [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(276,116)	(244,274)
Operating limited partnership rents received in advance	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,324	282,759
Other	85,888	239,056
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(897,088)	(915,282)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(260,708)	(274,370)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(156,431)	(137,774)
Income (loss) for tax return purposes	(1,223,131)	(1,049,885)
Series Forty Six [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(169,749)	171,768
Operating limited partnership rents received in advance	0	(2,628)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(14,981)	236,084
Other	50,638	439,999
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(369,510)	(566,331)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(405,429)	(398,239)
Impairment loss not recognized for tax purposes	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(54,246)	(488,173)
Income (loss) for tax return purposes	$ (963,277)	$ (607,520)